Property and Equipment - Schedule of Property and Equipment (Details) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 11,995,000	$ 15,169,000
Less: accumulated depreciation and amortization		(9,173,000)	(10,502,000)
Property and equipment, net	$ 689,000	2,822,000	4,667,000
Leasehold Improvements [Member]
Property and equipment, gross		1,240,000	1,240,000
Brooklyn Immunotherapeutics, LLC [Member]
Property and equipment, gross	701,846	675,668	69,597
Less: accumulated depreciation and amortization	(94,814)	(21,905)	(1,498)
Property and equipment, net	607,032	653,763	68,099
Brooklyn Immunotherapeutics, LLC [Member] | Laboratory and Manufacturing Equipment [Member]
Property and equipment, gross	287,342	261,164	69,597
Brooklyn Immunotherapeutics, LLC [Member] | Leasehold Improvements [Member]
Property and equipment, gross	$ 414,504	$ 414,504